Borrowings	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Borrowings
17. Borrowings
The following table provides a breakdown for non-current and current borrowings:

(€ thousands)	Committed loans	Other financial loans	Total borrowings
At December 31, 2022	470,627	428	471,055
Business combinations	21,258	8,632	29,890
Repayments	(167,902)	(5,505)	(173,407)
Proceeds	50,000	15,000	65,000
Other	3,286	—	3,286
At June 30, 2023	377,269	18,555	395,824
of which:
Non-current	112,710	37	112,747
Current	264,559	18,518	283,077

The Group enters into interest rate swaps to hedge the risk of fluctuations in interest rates on its borrowings that bear floating rates of interest. The use of interest rate swaps is exclusively to hedge interest rate risks associated with monetary flows and not for speculative purposes.
The following table summarizes the Group’s financial liabilities at June 30, 2023, into relevant maturity groupings based on their contractual maturities:

(€ thousands)	Within 1 Year	2 years	3 years	Beyond	Total contractual cash flows	Carrying amount at June 30, 2023
Derivative financial instruments	2,186	—	—	—	2,186	2,186
Trade payables and customer advances	296,965	—	—	—	296,965	296,965
Borrowings	285,732	74,151	28,166	11,741	399,790	395,824
Lease liabilities	139,556	117,022	93,430	306,346	656,354	585,313
Other current and non-current financial liabilities	23,373	—	—	151,712	175,085	175,085
Total	747,812	191,173	121,596	469,799	1,530,380	1,455,373